Commitments - Summary of license payments for non-capitalized or not yet capitalized (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Information relating to commitments
Capital commitments	€ 233,541	€ 300,962
Due within one year
Information relating to commitments
Capital commitments	36,002	61,358
between more than one and less than two years
Information relating to commitments
Capital commitments	34,609	68,009
between more than two and less than three years
Information relating to commitments
Capital commitments	32,621	72,074
between more than three and less than four years
Information relating to commitments
Capital commitments	31,492	62,974
more than four years
Information relating to commitments
Capital commitments	€ 98,817	€ 36,547